Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.6%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.3%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 731,337
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	5,039,430
		$ 5,770,767
Insured - Hospital — 0.5%
Toledo Hospital, (AGM), 5.75%, 11/15/38	$2,410	$ 2,366,651
		$ 2,366,651
Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,892,056
		$ 3,892,056
Total Corporate Bonds (identified cost $14,524,343)		$ 12,029,474

Tax-Exempt Municipal Obligations — 147.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.2%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,200,030
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	350	398,822
Texas Water Development Board, 4.00%, 10/15/37(2)	8,125	8,333,812
		$ 9,932,664
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(4)	$630	$ 113,437
		$ 113,437
Education — 11.7%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$1,115	$ 1,098,710
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	430	354,311
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/51(1)	100	82,440
California State University, 5.00%, 11/1/41(2)	13,000	13,888,420
Security	Principal Amount (000's omitted)	Value
Education (continued)
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	$350	$ 351,260
5.375%, 6/15/48(1)	655	637,570
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	327,239
Connecticut Health and Educational Facilities Authority, (Yale University), 0.80%, 7/1/42(5)	5,000	5,000,000
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	390	385,843
District of Columbia, (KIPP DC):
4.00%, 7/1/44	235	213,993
4.00%, 7/1/49	335	297,905
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	2,165	2,171,170
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	249,620
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(2)	950	1,011,370
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,607,948
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	782,944
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,033,520
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(2)	3,000	3,151,710
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	1,976,216
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 7/1/29(2)	2,825	3,160,102
5.00%, 7/1/31(2)	1,875	2,085,769
Pennsylvania State University, 5.00%, 9/1/42(2)	3,250	3,510,000
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	250	201,403
5.00%, 4/1/40(1)	755	761,599
5.00%, 4/1/50(1)	380	375,497
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(2)	2,525	2,746,493
University of Michigan, 5.00%, 4/1/48(2)	1,500	1,623,960
		$ 54,087,012
Electric Utilities — 3.1%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$3,040	$ 2,521,133

Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(2)	$9,000	$ 8,904,960
New York Power Authority, 4.00%, 11/15/60	3,000	2,694,420
		$ 14,120,513
Escrowed/Prerefunded — 8.5%
California Health Facilities Financing Authority, (Sutter Health Obligation Group), Prerefunded to 8/15/23, 5.00%, 8/15/52(2)	$10,000	$ 10,251,900
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	175	182,746
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	100	101,992
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/46(2)	10,000	10,522,800
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40(2)	3,000	3,291,420
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	209,852
Savannah Economic Development Authority, GA, (Marshes Skidaway), Prerefunded to 1/1/24, 7.125%, 1/1/38	4,960	5,255,715
Upper Arlington City School District, OH, Prerefunded to 12/1/27, 5.00%, 12/1/48(2)	2,775	3,125,982
Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	365	375,910
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(2)	5,625	6,076,969
		$ 39,395,286
General Obligations — 19.6%
Allegheny County, PA, 5.00%, 11/1/43(2)	$2,875	$ 3,134,152
Boston, MA, 5.00%, 5/1/38(2)	3,000	3,295,230
Chicago Board of Education, IL, 5.00%, 12/1/42	8,160	8,118,221
Chicago, IL:
5.00%, 1/1/44	1,000	1,027,050
5.75%, 1/1/33	1,500	1,612,560
Cleveland, OH, 5.00%, 12/1/43(2)	2,775	2,978,269
Detroit, MI:
5.50%, 4/1/33	470	508,004
5.50%, 4/1/34	330	355,120
5.50%, 4/1/37	465	494,607
5.50%, 4/1/39	645	682,790
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Forest Hills Local School District, OH, 5.00%, 12/1/46(2)	$2,775	$ 2,873,207
Hennepin County, MN, (SPA: TD Bank, N.A.), 1.67%, 12/1/38(6)	3,000	3,000,000
Illinois:
5.00%, 11/1/23	1,000	1,021,210
5.00%, 5/1/33	5,000	5,113,450
5.00%, 5/1/35	1,415	1,444,347
5.00%, 12/1/42	3,020	3,107,429
5.50%, 5/1/39	290	315,068
5.75%, 5/1/45	295	322,456
Jackson Public Schools, MI, 5.00%, 5/1/48(2)	2,850	3,046,194
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/39	17,900	8,307,211
Massachusetts, 5.00%, 9/1/38(2)	14,500	15,805,145
Ohio, 5.00%, 2/1/37(2)	2,775	2,950,907
Pennsylvania, 5.00%, 3/1/32(2)	2,250	2,491,852
Peters Township School District, PA, 5.00%, 9/1/40(2)	2,750	3,027,475
Shoreline School District No. 412, WA, 4.00%, 6/1/38(2)	7,200	7,270,416
State College Area School District, PA, 5.00%, 5/15/44(2)	3,100	3,389,230
Township High School District No. 203, IL, 2.00%, 12/15/34	2,480	2,035,088
Trenton Public Schools, MI, 5.00%, 5/1/42(2)	2,850	3,061,356
		$ 90,788,044
Hospital — 12.2%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	$1,000	$ 956,930
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/49(2)	6,800	6,953,816
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	2,003,798
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,087,605
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	2,125	2,004,151
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	300	230,793
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(2)	2,800	2,957,948
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	257,263
Massachusetts Development Finance Agency, (Atrius Health):
Prerefunded to 6/1/29, 4.00%, 6/1/49	735	799,717
Prerefunded to 6/1/29, 5.00%, 6/1/39	610	702,092
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(2)	3,550	3,712,874

Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	$2,460	$ 2,263,200
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(2)	2,850	3,027,526
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/48	1,495	1,420,115
New Jersey Economic Development Authority, (Cooper Health System), (LOC: TD Bank, N.A.), 1.65%, 11/1/38(6)	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,237
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	45,990
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(2)	3,425	3,589,229
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,247,513
New York Dormitory Authority, (Northwell Health Obligation Group), 5.00%, 5/1/52	5,000	5,200,550
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(1)	800	805,704
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	568,921
5.00%, 1/15/29	165	166,030
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	5,250	5,052,390
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	857,264
5.50%, 12/1/43	750	759,285
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(2)	6,200	6,439,444
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	1,000	1,022,310
		$ 56,432,695
Housing — 0.6%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$2,325	$ 1,684,718
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	725	732,286
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	$340	$ 334,224
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	176,400
		$ 2,927,628
Industrial Development Revenue — 7.0%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$ 555,755
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	1,500	1,488,090
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	3,100	2,805,035
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,093,995
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,580	1,501,316
(AMT), 4.875%, 11/1/42(1)	1,740	1,708,106
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	15	15,165
(AMT), 5.25%, 9/15/29	4,815	4,868,398
(AMT), 5.50%, 6/1/33	750	760,643
(AMT), 5.625%, 11/15/30	2,720	2,797,466
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	6,845	6,351,475
(AMT), 5.00%, 10/1/40	3,295	3,393,949
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,145,980
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	2,000	2,001,020
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,525	1,468,956
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	295,710
		$ 32,251,059
Insured - Education — 0.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$1,000	$ 1,208,420
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,622,576
		$ 2,830,996

Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 1.8%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 603,564
(NPFG), 0.00%, 11/15/38	2,000	999,640
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	815	756,654
(NPFG), 0.00%, 2/15/26	3,000	2,696,670
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,544,027
(NPFG), 5.25%, 7/1/32	250	253,895
(NPFG), 5.25%, 7/1/34	1,445	1,461,343
		$ 8,315,793
Insured - Escrowed/Prerefunded — 0.4%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$ 515,900
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	910	925,288
Westland Tax Increment Finance Authority, MI, (BAM), Prerefunded to 4/1/23, 5.25%, 4/1/34	500	508,400
		$ 1,949,588
Insured - General Obligations — 0.7%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 1,869,409
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	354,624
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,190,200
		$ 3,414,233
Insured - Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 264,723
		$ 264,723
Insured - Lease Revenue/Certificates of Participation — 0.3%
Kentucky State University, (BAM), 4.00%, 11/1/46	$440	$ 421,190
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,133,090
		$ 1,554,280
Insured - Other Revenue — 0.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$ 2,306,406
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue (continued)
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 738,078
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	1,690	1,261,805
		$ 4,306,289
Insured - Special Tax Revenue — 4.8%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$ 4,787,108
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,149,690
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (BAM), 4.00%, 12/15/42	4,000	3,821,720
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	10,250,640
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	666,307
(AGC), 0.00%, 7/1/27	2,020	1,706,314
		$ 22,381,779
Insured - Transportation — 5.2%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 8,233,675
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	935	942,106
New Jersey Economic Development Authority, (The Goethals Bridge Replacement):
(AGM), (AMT), 5.00%, 1/1/31	850	868,164
(AGM), (AMT), 5.125%, 1/1/39	1,500	1,529,460
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,929,480
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,555	1,998,470
Ohio Turnpike Commission:
(NPFG), 5.50%, 2/15/24	685	705,153
(NPFG), 5.50%, 2/15/26	1,000	1,090,010
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	2,895,950
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,007,482
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,610	2,617,778
		$ 23,817,728

Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 7.0%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$ 19,443,044
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/34	6,000	2,947,260
(AGM), 0.00%, 10/1/35	6,680	3,073,268
(AGM), 0.00%, 10/1/36	7,000	3,016,300
(AGM), 5.00%, 10/1/44	3,750	3,907,987
		$ 32,387,859
Lease Revenue/Certificates of Participation — 2.6%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42(7)	$555	$ 558,097
Michigan State Building Authority, 5.00%, 10/15/51(2)	2,850	2,999,938
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	8,000	8,256,880
		$ 11,814,915
Other Revenue — 1.6%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,900	$ 3,714,633
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	1,925	346,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	521,443
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	699,034
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	415,480
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	946,969
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	660	660,257
		$ 7,304,316
Senior Living/Life Care — 6.9%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(1)	$230	$ 209,491
Green Bonds, 5.00%, 11/15/56(1)	225	202,010
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	206,136
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	1,250,627
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	263,558
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	660,381
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	$725	$ 718,845
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	1,810,813
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	821,020
5.00%, 11/15/38(1)	545	564,893
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	324,985
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,724,770
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,492,062
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,710	2,266,508
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	730,244
5.625%, 7/1/46(1)	465	444,131
5.75%, 7/1/54(1)	1,270	1,212,901
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/55	1,325	1,107,700
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	200	195,732
5.00%, 7/1/33	125	121,629
5.00%, 7/1/34	130	125,928
5.00%, 7/1/39	410	387,220
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	1,200	1,189,464
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	1,845	1,565,962
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	699,236
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	145	147,227
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	2,672,142
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,250	4,287,697
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/38	715	610,345
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	282,290

Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	$750	$ 695,370
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/47	1,000	823,350
		$ 31,814,667
Special Tax Revenue — 19.2%
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(2)	$550	$ 597,696
5.00%, 10/1/43(2)	2,200	2,374,306
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(2)	1,400	1,532,678
5.00%, 6/1/43(2)	1,400	1,519,210
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	234,534
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(2)	4,100	4,367,771
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(2)	3,000	3,181,260
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(8)	90	0
5.35%, 5/1/38(8)	35	0
5.75%, 5/1/38	125	126,059
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,750	1,709,120
4.00%, 8/1/39(2)	6,500	6,346,730
5.00%, 8/1/39(2)	12,400	12,863,884
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)	10,000	10,481,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	14,100	15,033,420
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	5,600	5,305,664
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(2)	3,250	3,567,200
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	126	118,228
0.00%, 7/1/27	251	210,511
0.00%, 7/1/29	246	188,429
0.00%, 7/1/31	316	218,918
0.00%, 7/1/33	357	222,818
0.00%, 7/1/46	3,403	974,585
0.00%, 7/1/51	2,773	591,370
4.329%, 7/1/40	3,747	3,646,805
4.50%, 7/1/34	268	270,109
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
4.536%, 7/1/53	$36	$ 33,226
4.784%, 7/1/58	538	503,084
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	213	200,623
Series A2, 5.80%, 5/1/35	165	115,380
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	297,958
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(2)	10,000	10,401,100
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,900	1,532,464
		$ 88,766,840
Student Loan — 0.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$ 740,259
		$ 740,259
Transportation — 18.3%
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(7)	$4,500	$ 4,790,192
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,028,930
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(2)	4,275	4,145,040
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(2)	1,825	1,968,427
5.00%, 7/1/47(2)	6,525	6,919,632
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	4,210	4,016,045
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(2)	8,850	9,162,493
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,121,500
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.25%, 1/1/52(7)	1,500	1,467,120
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	768,195
New Jersey Economic Development Authority, (Transit Transportation Project):
4.00%, 11/1/39	750	721,448
5.00%, 11/1/44	3,000	3,116,820

Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	$1,100	$ 1,058,750
5.00%, 6/15/44	2,060	2,135,108
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	5,610	5,867,948
(AMT), 5.00%, 7/1/41	1,255	1,284,116
(AMT), 5.00%, 7/1/46	1,230	1,258,844
(AMT), 5.25%, 1/1/50	1,055	1,084,698
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	3,863,320
Port Authority of New York and New Jersey:
5.00%, 10/15/42(2)	6,250	6,692,562
(AMT), 4.00%, 9/1/33(2)	7,200	7,257,240
Port of New Orleans, LA, (AMT), 5.00%, 4/1/40	2,115	2,226,482
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	160	151,222
4.00%, 12/31/38	295	276,701
4.00%, 12/31/39	155	144,392
5.00%, 12/31/35	205	215,545
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,720	2,751,117
Texas Transportation Commission, 0.00%, 8/1/37	725	350,733
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/39	750	321,263
5.00%, 8/15/42	640	654,278
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC):
(AMT), 4.00%, 1/1/38	4,750	4,528,460
(AMT), 4.00%, 1/1/39	1,250	1,159,600
		$ 84,508,221
Water and Sewer — 12.2%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/40(2)	$10,000	$ 10,505,100
5.00%, 11/1/43(2)	6,250	6,775,875
5.00%, 11/1/47(2)	14,100	15,227,013
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(2)	9,550	9,432,440
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(2)	2,500	2,666,650
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,278,184
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	$1,425	$ 1,543,574
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	722,138
Texas Water Development Board, 4.00%, 10/15/47(2)	5,500	5,327,850
		$ 56,478,824
Total Tax-Exempt Municipal Obligations (identified cost $684,426,295)		$ 682,699,648

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(4)	$255	$ 45,938
		$ 45,938
Escrowed/Prerefunded — 0.6%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$ 2,603,044
		$ 2,603,044
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 8,234,672
Chicago, IL, 7.75%, 1/1/42	2,424	2,567,355
		$ 10,802,027
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 6,248,280
		$ 6,248,280
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,206,513
		$ 2,206,513
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/32	$1,285	$ 754,475

Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Alameda Corridor Transportation Authority, CA: (continued)
(AMBAC), 0.00%, 10/1/33	$1,000	$ 551,720
		$ 1,306,195
Special Tax Revenue — 0.3%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$475	$ 457,615
3.72%, 9/1/27(1)	1,115	1,039,169
		$ 1,496,784
Student Loan — 0.0%(3)
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 90,320
		$ 90,320
Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(9)	$750	$ 775,207
		$ 775,207
Total Taxable Municipal Obligations (identified cost $24,319,494)		$ 25,574,308
Total Investments — 155.8% (identified cost $723,270,132)		$ 720,303,430
Other Assets, Less Liabilities — (55.8)%		$(258,030,215)
Net Assets — 100.0%		$ 462,273,215
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $34,444,444 or 7.5% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2022.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2022.
(7)	When-issued security.
(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At August 31, 2022, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	14.6%
Others, representing less than 10% individually	83.7%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 14.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 7.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Municipal Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at August 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 12,029,474	$ —	$ 12,029,474
Tax-Exempt Municipal Obligations	—	682,699,648	—	682,699,648
Taxable Municipal Obligations	—	25,574,308	—	25,574,308
Total Investments	$ —	$720,303,430	$ —	$720,303,430
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.